Document and Entity Information	Sep. 15, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 15, 2021
Entity Registrant Name	Mr. Cooper Group Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-14667
Entity Tax Identification Number	91-1653725
Entity Address, Address Line One	8950 Cypress Waters Blvd.
Entity Address, City or Town	Coppell
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75019
City Area Code	469
Local Phone Number	549-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000933136
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	COOP
Security Exchange Name	NASDAQ